Supplement Dated November 26, 2013

To

Prospectuses Dated April 29, 2013

This supplement is intended for distribution with prospectuses dated April 29, 2013 for variable life insurance contracts issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, as applicable. The affected prospectuses bear the titles:

Protection Variable Universal Life Protection VUL 2012 Survivorship Variable Universal Life	Majestic Performance VUL

Portfolio Additions

If you purchased the Extended No-Lapse Guarantee Rider when you purchased your policy, then, effective at the close of business on December 6, 2013, the list of investment accounts on the first page of the prospectus is updated to reflect the addition of the Lifestyle Aggressive PS, Lifestyle Balanced PS, Lifestyle Conservative PS, Lifestyle Growth PS and Lifestyle Moderate PS portfolios to your policy. These portfolios will not be available for policies issued after April 30, 2014.

We add the following disclosure to the Portfolio Annual Expenses table:

Portfolio	Management Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Fund Operating Expenses
Lifestyle Aggressive PS1,2,3	0.12%	0.00%	0.23%	0.42%	0.77%
Lifestyle Balanced PS2,3,4,5	0.04%	0.00%	0.06%	0.74%	0.84%
Lifestyle Conservative PS2,3,4,5	0.04%	0.00%	0.15%	0.69%	0.88%
Lifestyle Growth PS2,3,4,5	0.04%	0.00%	0.06%	0.77%	0.87%
Lifestyle Moderate PS2,3,4,5	0.04%	0.00%	0.11%	0.72%	0.87%

[1]	“Total Fund Operating Expenses” have been estimated for the portfolio’s first fiscal year of operations.
[2]	“Acquired Fund Fees and Expenses” are based on the estimated indirect net expenses associated with the portfolio’s investment in underlying funds (each an “Acquired Fund”) and are included in the portfolio’s “Total Operating Expenses.”
[3]	John Hancock Investment Management Services, LLC (“JHIMS) has contractually agreed to limit “Other Expenses” to 0.04%. “Other Expenses” consist of operating expenses of the portfolio excluding advisory and 12b-1 fees, short dividend, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expense and other extraordinary expenses not incurred in the ordinary course of business. JHIMS’ obligation to provide this waiver or reimbursement expires on April 30, 2015 unless renewed by mutual agreement of the portfolio and JHIMS based upon a determination that this is appropriate under the circumstances at that time. The fees shown in the table do not reflect this expense reimbursement. If this expense reimbursement had been reflected, the “Total Fund Operating Expenses” for the portfolios would be as indicated below. For more information, please refer to the prospectus for the underlying portfolio.

Portfolio	Total Fund Operating Expenses
Lifestyle Aggressive PS	0.58%
Lifestyle Balanced PS	0.82%
Lifestyle Conservative PS	0.77%
Lifestyle Growth PS	0.85%
Lifestyle Moderate PS	0.80%

[4]	For portfolios that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.
[5]	Effective October 10, 2013, the underlying funds for the portfolios were changed from primarily actively managed funds to primarily passively managed funds. This change is expected to have the effect of reducing the “Acquired Fund Fees and Expenses” as indicated below. For more information, please refer to the prospectus for the underlying portfolio.

Portfolio	Acquired Fund Fees and Expenses	Total Fund Operating Expenses
Lifestyle Aggressive PS	0.42%	0.77%
Lifestyle Balanced PS	0.56%	0.64%
Lifestyle Conservative PS	0.60%	0.68%
Lifestyle Growth PS	0.53%	0.61%
Lifestyle Moderate PS	0.57%	0.65%

We add the following disclosure to the Table of Investment Options and Investment Subadvisers:

Portfolio	Portfolio Manager	Investment Objective
Lifestyle Aggressive PS	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital. The portfolio operates as a fund of funds and normally invests approximately 100% of its assets in underling funds that invest primarily in equity securities or in futures contracts on equity markets and up to 10% of its assets in underlying funds that invest primarily in fixed-income securities or in futures contracts on fixed income markets. Underlying funds include exchange traded funds and the portfolio may invest a significant portfolio of its assets in exchange traded funds.

Lifestyle Balanced PS	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The Portfolio operates as a fund of funds and normally invests approximately 50% of its assets in underlying funds that invest primarily in equity securities or futures contracts on equity markets and approximately 50% of its assets in underlying funds that invest primarily in fixed-income securities or in futures contracts on fixed-income markets. Underlying funds may include exchange traded funds and the portfolio may invest a significant portion of its assets in exchange traded funds.

Lifestyle Conservative PS	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek a high level of current income with some consideration given to growth of capital. The portfolio operates as a fund of funds and normally invests approximately 20% of its assets in underlying funds that invest primarily in equity securities or in futures contracts on equity markets and approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities or in futures contracts on fixed income markets. Underlying funds may include exchange traded funds and the portfolio may invest a significant portion of its assets in exchange traded funds.

Lifestyle Growth PS	John Hancock Asset Management, a division of Manulife Asset Management	To seek long-term growth of capital. Current income is also a consideration. The portfolio

Portfolio	Portfolio Manager	Investment Objective
	(North America) Limited; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	operates as a fund of funds and normally invests approximately 70% of its assets in underlying funds that invest primarily in equity securities or in futures contracts on equity markets and approximately 30% of its assets in underlying funds that invest primarily in fixed-income securities or in futures contracts on fixed income markets. Underlying funds may include exchange traded funds and the portfolio may invest a significant portion of its assets in exchange traded funds.

Lifestyle Moderate PS	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income. The portfolio operates as a fund of funds and normally invests approximately 40% of its assets in underlying funds that invest primarily in equity securities or in futures contracts on equity markets and approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities or in futures contracts on fixed income markets. Underlying funds may include exchange traded funds and the portfolio may invest a significant portion of its assets in exchange traded funds.

You should read this supplement together with the prospectus for the contract you purchased, and retain both for future reference.

Prior to making any investment decisions, you should carefully review your product prospectus and all applicable supplements. In addition, you should review the prospectuses and applicable supplements for the underlying portfolios that we make available as investment options under the policies. The prospectuses describe the investment objectives, policies and restrictions of, and the risks relating to, investment in the portfolios. If you need to obtain additional copies of any of these documents, please contact your representative or contact our Service Office at the address or telephone number on the back page of your product prospectus.

333-131299

333-141692

333-157212

333-179570

333-132905

333-141693

333-157213

333-179571

VLI ProdSupp (ENLG) 11/2013

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